LONG-TERM LOAN PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM LOAN PAYABLE
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Current portion of long-term loan payable	$488,581	$479,498

	As of December 31, 2024	As of December 31, 2023
Current portion of long-term loan payable	$479,498	$492,965
Long-term portion of long-term loan payable	-	246,482
Total loan payable with pledged assets	$479,498	$739,447